Form N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-3668

                         The Wright Managed Income Trust
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               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
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                    (Address of Principal Executive Offices)

                                 Janet E, Sanders
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
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                    (Name and Address of Agent for Services)

                                 (617) 482-8260
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                         (Registrant's Telephone Number)

                                   December 31
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                             Date of Fiscal Year End

                          July 1, 2007 - June 30, 2008
                          -----------------------------
                            Date of Reporting Period

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ITEM 1. PROXY VOTING RECORD


WRIGHT TOTAL RETURN BOND FUND

The Fund held no securities during the period July 1, 2007 through June 30, 2008 which required proxy votes and therefore there are no voting records to report.

WRIGHT CURRENT INCOME FUND

The Fund held no securities during the period July 1, 2007 through June 30, 2008 which required proxy votes and therefore there are no voting records to report.



                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Income Trust (On behalf of Wright Total Return Bond Fund and
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 Wright Current Income Fund.
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    /s/ Peter M. Donovan
By: ----------------------
         Peter M. Donovan
         President

Date:    July 31,2008